Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

February 22, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the ESG Orphans ETF and the ESG Orphans Daily Inverse ETF, is Post-Effective Amendment No. 90 and Amendment No. 91 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Thomas Bausch at 414-287-9386 or tbausch@gklaw.com.

Sincerely,

/s/ Thomas Bausch
Thomas Bausch
Counsel
Godfrey & Kahn, S.C.